Lease - Summary of Lease Cost (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease, Cost [Abstract]
Operating lease cost	¥ 10,629	¥ 33,393	¥ 34,142
Short term lease cost	7,557	1,109	3,639
Total lease cost	¥ 18,186	¥ 34,502	¥ 37,781